June 10, 2024

BNY MELLON FUNDS TRUST

BNY Mellon Mid Cap Multi-Strategy Fund

BNY Mellon Small Cap Multi-Strategy Fund

Supplement to Current Prospectus

The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Andrew Leger is the portfolio manager who is primarily responsible for managing the fund's Mid Cap Value Strategy. Mr. Leger has been a portfolio manager of the fund since September 2021 and is a portfolio manager at NIMNA.

The following information supersedes and replaces the information in the third paragraph in the section "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Andrew Leger is the portfolio manager who is primarily responsible for managing the fund's Opportunistic Small Cap Strategy. Mr. Leger has been a portfolio manager of the fund since September 2021 and is a portfolio manager at NIMNA.

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The following chart supersedes and replaces certain portfolio manager information in the chart in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Manager(s)
BNY Mellon Mid Cap Multi-Strategy Fund

Alicia Levine (investment allocation) and Michael Mongelluzzo (Mid Cap Tax-Sensitive Strategy), Andrew Leger (Opportunistic Mid Cap Value Strategy), John R. Porter III and Karen Behr (Mid Cap Growth Strategy), Steven L. Pollack (Boston Partners Mid Cap Value Strategy) and William A. Priebe, José Muñoz and William Scott Priebe (Geneva Mid Cap Growth Strategy)

BNY Mellon Small Cap Multi-Strategy Fund	Alicia Levine (investment allocation) and Andrew Leger (Opportunistic Small Cap Strategy), Joseph M. Corrado* and Andrew Leger (Small Cap Value Strategy) and John R. Porter III and Karen Behr (Small Cap Growth Strategy)

The information for Patrick Kent, CFA, CMT, in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.

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*As of December 31, 2024, the information for Joseph M. Corrado, in the section "Fund Details – Management – Biographical Information" in the prospectus will be removed in its entirety.